UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8620

     The Milestone Funds
(Exact name of registrant as specified in charter)

115 East Putnam Avenue
  Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

Barbara Hope

Milestone Capital Management, LLC
115 East Putnam Avenue
  Greenwich, CT 06830
(Name and address of agent for service)

Registrant's telephone number, including area code:    1-800-941-6453

Date of fiscal year end:  November 30, 2005

Date of reporting period:  November 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Milestone Funds Treasury Obligations Portfolio

The Milestone Funds

ANNUAL REPORT November 30, 2005

ADVISER

Milestone Capital Management, LLC

The Milestone Funds

TABLE OF CONTENTS
Letter to Our Shareholders	1
Portfolio Summary	2
Fees and Expenses	3
Portfolio of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Notes to Financial Statements	10
Financial Highlights	13
Report of Independent Registered Public Accounting Firm	17
Trustees and Officers	18

An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Letter to Our Shareholders

NOVEMBER 30, 2005

Dear Investors:

As The Milestone Funds Treasury Obligations Portfolio completes its eleventh year of operation, we are pleased to report that our core commitment to provide our shareholders with the highest standard of institutional liquidity management services continued throughout 2005. Over the course of the year Milestone performed favorably in an environment underscored by rising short-term interest rates.

Safety, liquidity, performance, and service remain the core principles of our business and investment philosophy. While meeting the increasingly active liquidity needs of many of our investors, the Fund has maintained a stable and diverse base of assets, complied with its regulatory and prospectus requirements, generated highly competitive performance results, and provided shareholders with customized service and technology solutions.

We are proud to provide this Annual Report for 2005, which you will see highlights the results of our conservative, compliance-driven investment philosophy.

As we look ahead to 2006, we remain committed to our mission and values, and we look forward to continuing to work in partnership with you to address your liquidity objectives and cash management priorities. Thank you again for investing in The Milestone Funds.

Sincerely,

Janet Tiebout Hanson	Marc H. Pfeffer
Founder and	Senior Portfolio Manager and
Member of The Board of Trustees	Chief Investment Officer

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio Summary

NOVEMBER 30, 2005

PORTFOLIO BREAKDOWN

U.S. Treasury Bills - 4.8%
U.S. Treasury Notes - 6.7%

Repurchase Agreements - 88.5%

All data is as of November 30, 2005. The Portfolio’s industry breakdown is expressed as a percentage of total investments and may vary over time.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Fees and Expenses (Unaudited)

NOVEMBER 30, 2005

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended November 30, 2005.

Actual Expenses

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divide by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Funds. To do so, compare this 5% hypothetical example with the hypothetical example that appears in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized
	Account	Account	Expense Ratio	Expenses Paid
	Value	Value	Based on the	During the
	6/01/05	11/30/05	Six-Month Period	Six-Month Period*
Treasury Obligations Portfolio –
Investor Shares
Actual	$1,000.00	$1,015.33	0.45%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Treasury Obligations Portfolio –
Institutional Shares
Actual	$1,000.00	$1,016.60	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	0.20%	$1.01
Treasury Obligations Portfolio -
Financial Shares
Actual	$1,000.00	$1,016.86	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	0.15%	$0.76

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Fees and Expenses (Unaudited) (Continued)

NOVEMBER 30, 2005

	Beginning	Ending	Annualized
	Account	Account	Expense Ratio	Expenses Paid
	Value	Value	Based on the	During the
	6/01/05	11/30/05	Six-Month Period	Six-Month Period*
Treasury Obligations Portfolio –
Premium Shares
Actual	$1,000.00	$1,014.33	0.65%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.65%	$3.28

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended November 30, 2005, and divided by the 365 days in the Portfolio’s current fiscal year (to reflect the six-month period).

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio Of Investments

NOVEMBER 30, 2005

($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)
U.S. Government Obligations - 11.6%
U.S. Treasury Bills - 4.8%	$10,000 10,000 7,500 10,000 5,000 7,500 10,000 7,500 5,000 20,000 10,000	3.13% 3.21% 3.41% 3.52-3.59% 3.65% 3.65-3.70% 3.57% 3.67-3.71% 3.95% 4.16% 4.16%	12/15/05 12/29/05 1/19/06 2/9/06 2/23/06 3/2/06 3/9/06 3/16/06 4/13/06 5/25/06 6/1/06	$9,988 9,975 7,465 9,931 4,957 7,431 9,903 7,419 4,927 19,595 9,789
101,380
U.S. Treasury Notes - 6.8%	22,000 27,500 15,000 10,000 35,000 17,500 17,500	1.875% 1.875% 1.625% 1.500% 2.000% 2.750% 2.750%	12/31/05 1/31/06 2/28/06 3/31/06 5/15/06 6/30/06 7/31/06	21,976 27,435 14,936 9,926 34,643 17,343 17,324
143,583

Total U.S. Government Obligations (Cost $244,963)				244,963

Repurchase Agreements - 89.0%

ABN AMRO, Inc., dated 11/30/05, repurchase price $180,020 (Collateralized by: U.S. Treasury Note: $186,455, 3.625%, 6/15/10; aggregate market value plus accrued interest $183,600)

180,000                     3.95%                  12/1/05           180,000

Banc of America Securities LLC, dated 11/29/05, repurchase price $140,551 (Collateralized by: U.S. Treasury Notes: $143,409, 2.375%-3.75%, 8/31/06-3/31/07; aggregate market value plus accrued interest $142,800)

140,000                     4.05%                    1/3/06           140,000

Credit Suisse First Boston, Inc., dated 11/30/05, repurchase price $460,051 (Collateralized by: U.S. Treasury Notes: $469,940,

1.625%-7.00%, 1/31/06-2/15/12; aggregate market value plus accrued interest $469,203)

460,000                     3.97%                  12/1/05           460,000

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio Of Investments (Continued)

NOVEMBER 30, 2005

($ in Thousands)

Principal Amount	Interest Rate	Maturity Date	Value (note 1)

Repurchase Agreements - 89.0% (Continued)

Deutsche Bank Securities, Inc., dated 11/30/05, repurchase price $456,850 (Collateralized by: U.S. Treasury Bills: $200,798, 2/23/06-3/16/06; U.S. Treasury Note: $256,020, 5.00%, 8/15/11; aggregate market value plus accrued interest $465,936)

456,800                     3.97%                       12/1/05                      456,800

Morgan Stanley, dated 11/30/05, repurchase price $393,043 (Collateralized by: U.S. Treasury Bill: $830, 5/4/06; U.S. Treasury Notes: $405,882, 3.125%-14.00%, 11/15/08-11/15/11; aggregate market value plus accrued interest $400,906)

393,000                     3.96%                       12/1/05                     393,000

UBS Securities LLC, dated 11/30/05, repurchase price $110,012 (Collateralized by: U.S. Treasury Notes: $107,878, 4.625%

14.00%; 2/15/06-11/15/11; aggregate market value plus accrued interest $112,201)

110,000                     3.95%                       12/1/05                     110,000

UBS Securities LLC, dated 11/30/05, repurchase price $150,016 (Collateralized by: U.S. Treasury Bills: $62,549, 12/1/05

5/25/06; U.S. Treasury Notes: $88,332, 4.625%-7.00%, 5/15/06-7/15/06; aggregate market value plus accrued interest

$153,005)

150,000                     3.89%                       12/1/05                     150,000

Total Repurchase Agreements (Cost $1,889,800)	1,889,800
Total Investments (Cost $2,134,763)-100.6%	2,134,763
Liabilities in excess of other assets-(0.6)%	(12,341)
Net Assets-100.0%	$2,122,422

See notes to financial statements.

The Milestone Funds

                TREASURY OBLIGATIONS PORTFOLIO

                Statement Of Assets And Liabilities

                    NOVEMBER 30, 2005

ASSETS:
Investments, at value (Cost $244,963,744) (note 1)	$ 244,963,744
Repurchase agreements, at value and cost (note 1)	1,889,800,000
Interest receivable	1,050,450
Prepaid expenses	29,264
Total assets	2,135,843,458
LIABILITIES:
Investments purchased	9,789,436
Dividends payable	2,995,160
Advisory fee payable	164,162
Shareholder service fee payable	85,809
Due to Custodian	66,841
Administration fee payable	48,521
Distribution fee payable - Premium Shares	32,034
Accrued expenses	239,144
Total liabilities	13,421,107
NET ASSETS	$2,122,422,351
NET ASSETS BY CLASS OF SHARES:
Investor Shares	$314,741,602
Institutional Shares	578,250,007
Financial Shares	1,075,395,582
Premium Shares	154,035,160
NET ASSETS	$2,122,422,351
SHARES OUTSTANDING:
Investor Shares	314,709,506
Institutional Shares	578,119,917
Financial Shares	1,075,436,724
Premium Shares	154,073,192
NET ASSET VALUE PER SHARE	$1.00
COMPOSITION OF NET ASSETS:
Shares of beneficial interest	$2,122,334,031
Accumulated net realized gain	88,320
NET ASSETS	$2,122,422,351

The Milestone Funds

                TREASURY OBLIGATIONS PORTFOLIO

                Statement Of Operations

                    FOR THE YEAR ENDED NOVEMBER 30, 2005

INVESTMENT INCOME:
Interest	$60,221,614
EXPENSES (note 2):
Advisory fees	2,016,092
Administration fees	806,437
Shareholder service fees:
Investor Shares	657,704
Institutional Shares	82,921
Financial Shares	473,101
Premium Shares	413,701
Distribution fees:
Premium Shares	442,265
Custodian fees and expenses	161,476
Publication expenses and rating service fees	126,191
Transfer agent fees and expenses	116,872
Legal fees	58,383
Accounting service fees	54,687
Cash management fees	53,704
Report to shareholders	53,177
Audit fees	40,230
Insurance expense	35,894
Registration and filing fees	35,557
Trustees’ fees	11,984
Other expenses	7,662
Total expenses before fee waiver and reimbursement	5,648,038
Waiver and reimbursement	(679,822)
Total expenses after fee waiver and reimbursement	4,968,216
NET INVESTMENT INCOME	55,253,398
NET REALIZED GAIN ON INVESTMENTS	193,534
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,446,932

The Milestone Funds

 TREASURY OBLIGATIONS PORTFOLIO

 Statements Of Changes In Net Assets

	For the year	For the year
	ended	ended
	November 30, 2005	November 30, 2004
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 55,253,398	$ 21,556,864
Net realized gain on investments	193,534	682,408
Net increase in net assets resulting from operations	55,446,932	22,239,272
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Investor Shares	(7,191,261)	(2,144,503)
Net investment income - Institutional Shares	(17,317,464)	(7,484,558)
Net investment income - Financial Shares	(26,901,794)	(10,608,439)
Net investment income - Premium Shares	(3,842,879)	(1,319,364)
Net realized gain on investments - Investor Shares	(42,225)	(114,275)
Net realized gain on investments - Institutional Shares	(91,435)	(318,091)
Net realized gain on investments - Financial Shares	(141,621)	(431,644)
Net realized gain on investments - Premium Shares	(25,834)	(88,568)
Total distributions to shareholders	(55,554,513)	(22,509,442)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:
Sale of shares - Investor Shares	932,723,179	813,106,469
Sale of shares - Institutional Shares	4,434,276,322	4,111,528,031
Sale of shares - Financial Shares	20,713,843,663	14,327,696,036
Sale of shares - Premium Shares	525,691,148	582,304,584
Reinvested dividends - Investor Shares	2,453,780	749,940
Reinvested dividends - Institutional Shares	9,058,215	3,988,677
Reinvested dividends - Financial Shares	14,200,225	6,510,528
Reinvested dividends - Premium Shares	115,733	196,638
Cost of shares repurchased - Investor Shares	(927,370,279)	(781,946,297)
Cost of shares repurchased - Institutional Shares	(4,483,322,587)	(4,197,451,381)
Cost of shares repurchased - Financial Shares	(20,562,775,964)	(14,419,753,775)
Cost of shares repurchased - Premium Shares	(563,973,689)	(589,093,298)
Net increase (decrease) in net assets from
shares of beneficial interest	94,919,746	(142,163,848)
Total increase (decrease)	94,812,165	(142,434,018)
NET ASSETS:
Beginning of year	2,027,610,186	2,170,044,204
End of year	$2,122,422,351	$2,027,610,186

* Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements

NOVEMBER 30, 2005

NOTE 1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the “Trust”) was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the “Portfolio”) which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares: Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997. The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

Effective August 1, 2002, the Trust liquidated the Service Shares. All shareholders in the Service Shares as of the close of business July 31, 2002 became shareholders of the Investor Shares. This transaction did not adversely affect shareholders of any class of the Trust.

Valuation of Securities - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.
Repurchase Agreements - The Portfolio may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.
Security Transactions - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 2005 is substantially the same as shown on the accompanying portfolio of investments.

Multiple Class Allocations - Each share of the Portfolio’s four classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio’s class specific expenses include Shareholder Service fees, Distribution fees, Administration fees, certain Transfer Agent fees, and certain registration fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

The Milestone Funds

The

TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements (Continued)

NOVEMBER 30, 2005

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.
Interest Income and Dividends to Shareholders - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio’s net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually. Net realized capital gains earned by the Portfolio are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes are substantially the same as shown in the Statements of Changes in Net Assets.

Accounting Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2. INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, LLC (the “Adviser”) serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to

0.10% of the average daily net assets of the Portfolio. The Adviser waived Advisory fees amounting to $96,597 during the year ended November 30, 2005.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives fees at annual rates up to 0.25% of the average daily net assets of the Investor Shares and Premium Shares, up to 0.10% of the average daily net assets of the Institutional Shares, and up to 0.05% of the average net assets of the Financial Shares. For the year ended November 30, 2005, for these services, the Adviser charged fees, prior to any waivers, at annual rates equal to 0.23%, 0.01%, 0.05% and 0.25% of the daily average net assets of the Investor Shares, Institutional Shares, Financial Shares and Premium Shares, respectively. The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the year ended November 30, 2005, the Adviser agreed to waive any portion of its Shareholder Service fees and reimburse any other expenses in order to limit the total expenses of the Investor Shares, Institutional Shares and Financial Shares to 0.45%, 0.20% and 0.15% of their average daily net assets, respectively. As a result, for the year ended November 30, 2005, the Adviser received Shareholder Service fees equal to annual rates of 0.21% and 0.02% of the average daily net assets of the Investor Shares and Financial Shares, respectively. For the year ended November 30, 2005, the Adviser received no Shareholder Service fees from the Institutional Shares and also reimbursed the Fund for other expenses for the Institutional Shares in the amount of $86,228 in order to limit the total expenses of the Institutional Shares to 0.20% of its average daily net assets, as described above.

The

The Milestone Funds

Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements (Continued)

NOVEMBER 30, 2005

The Trust has adopted a Distribution Plan for the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this Plan, the Portfolio may incur distribution expenses related to the sale of the Premium Shares at an annual rate of up to 0.35% of the average daily net assets of the Premium Shares. For the year ended November 30, 2005, pursuant to this Plan, the Adviser charged fees, prior to any waivers, at an annual rate equal to 0.27% of the daily average net assets of the Premium Shares. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 2005, there were no unreimbursed expenses.

Prior to March 29, 2005, the Adviser had agreed to waive any portion of distribution expenses in order to limit the total expenses of the Premium Shares to no more than 0.60% of its average daily net assets. Effective March 29, 2005, the Adviser has agreed to waive any portion of distribution expenses in order to limit the total expenses of the Premium Shares to no more than 0.65% of its average daily net assets. As such, during the year ended November 30, 2005, the Adviser limited the total expenses of the Premium Shares to 0.63% of its average net assets. As a result, for the year ended November 30, 2005, the Portfolio incurred distribution expenses for the Premium Shares equal to an annual rate of 0.24% of its average daily net assets.

The Adviser also serves as administrator (the “Administrator”) to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective net assets. During the year ended November 30, 2005, the Portfolio paid administration fees attributable to each class as follows:

Investor Shares:	$274,282
Institutional Shares:	465,866
Financial Shares:	57,926
Premium Shares:	8,363

In addition, the Administrator has a sub-administration agreement with The Bank of New York  (the  “SubAdministrator”). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the Sub-Administrator. For its services, the Sub-Administrator earned from the Administrator $100,000 during the year ended November 30, 2005.

ALPs Mutual Fund Services, Inc. is the Trust’s transfer agent, and ALPs Distributors, Inc. is the dividend disbursing agent, and also the Trust’s Underwriter of the Portfolio’s shares, pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust’s transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights
			Investor
			Shares
	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2005	2004	2003	2002	2001

Per share operating performance
for a share outstanding throughout
the year
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.025	0.008	0.008	0.014	0.039
Dividends from net investment
income	(0.025)	(0.008)	(0.008)	(0.014)	(0.039)

Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (a)	2.58%	0.84%	0.77%	1.41%	4.02%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.45%	0.45%	0.45%	0.45%	0.42%
Net investment income	2.55%	0.80%	0.70%	1.33%	3.88%
Net assets at the end of the year
(000's omitted)	$314,742	$306,951	$275,074	$354,051	$314,361

(a)	Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.
(b)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.03%, 0.03%, 0.02%, 0.02%
and 0.01%, for each of the respective periods presented.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)
			Institutional
			Shares
	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2005	2004	2003	2002	2001

Per share operating performance
for a share outstanding throughout
the year
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.028	0.011	0.010	0.017	0.042
Dividends from net investment
income	(0.028)	(0.011)	(0.010)	(0.017)	(0.042)

Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (a)	2.83%	1.09%	1.02%	1.67%	4.25%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	2.78%	1.02%	0.95%	1.58%	4.28%
Net assets at the end of the year
(000's omitted)	$578,250	$618,270	$700,296	$793,978	$728,920

(a)	Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.
(b)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.03%, 0.03%, 0.02%, 0.02%
and 0.01%, for each of the respective periods presented.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)
			Financial
			Shares
	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2005	2004	2003	2002	2001

Per share operating performance
for a share outstanding throughout
the year
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.028	0.011	0.011	0.017	0.042
Dividends from net investment
income	(0.028)	(0.011)	(0.011)	(0.017)	(0.042)

Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (a)	2.88%	1.14%	1.07%	1.72%	4.30%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	2.84%	1.09%	1.01%	1.61%	4.35%
Net assets at the end of the year
(000's omitted)	$1,075,395	$910,176	$995,844	$1,142,255	$640,140

(a)	Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.
(b)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.04%, 0.03%, 0.03%, 0.03%
and 0.03%, for each of the respective periods presented.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)
			Premium
			Shares
	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2005	2004	2003	2002	2001

Per share operating performance
for a share outstanding throughout
the year
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.024	0.007	0.006	0.013	0.038
Dividends from net investment
income	(0.024)	(0.007)	(0.006)	(0.013)	(0.038)

Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (a)	2.40%	0.69%	0.61%	1.26%	3.84%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.63%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.32%	0.64%	0.53%	1.17%	3.28%
Net assets at the end of the year
(000's omitted)	$154,035	$192,213	$198,830	$135,337	$110,213

(a)	Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.
(b)	Net of advisory and distribution fees waived of 0.03%, 0.03%, 0.02%, 0.02% and 0.01%, respectively.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders

Treasury Obligations Portfolio of The Milestone Funds

We have audited the accompanying statement of assets and liabilities of the Treasury Obligations Portfolio of The Milestone Funds (the “Fund”), including the portfolio of investments, as of November 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standardsrequire that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Obligations Portfolio of The Milestone Funds as of November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

New York, New York

January 25, 2006

The Milestone Funds

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust and their ages, addresses, positions and principal occupations during the past five years are set forth below. There is no limit on the length of the term that each trustee serves. The Fund’s Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-941-MILE.

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS

NON INTERESTED PERSONS

John D. Gilliam (74)	Retired. Former Chief Investment Officer, The Robert Wood Johnson
700 Park Avenue	Foundation, Princeton, New Jersey, from 1995 to 2003. Former Limited
New York, New York 10021	Partner, Goldman, Sachs & Co. from 1987 to 1999. From 1991 to
Trustee since October 1994	1994, Mr. Gilliam was Third Deputy Comptroller, Bureau of Asset
Chairman since 2004	Management, for the City of New York. He was a Partner at Goldman,
Sachs & Co. from 1973 to 1987.
Karen S. Cook (53)	General Partner of Steinhardt Partners, LP, an investment partnership,
125 East 72nd Street	and Managing Member of Nepeta Capital, LLC, a fund of funds. She is
New York, New York 10021	Trustee of Wheaton College and member of the Investment Committee.
Trustee since October 1994	Ms. Cook is a member of the Advisory Board of Fifth Avenue
Alternative Investments (Bessemer Trust). From 1975 until 1987,
Ms. Cook was with the Equity Division of Goldman, Sachs & Co., where she was a Vice President and senior block trader.
Allen Lee Sessoms (59)	President, Delaware State University. Former Lecturer and Fellow,
President’s Office	John F. Kennedy School of Government at Harvard University,
Delaware State University	2000 to 2003. Former President of Queens College, The City
1200 N. DuPont Highway	University of New York, 1995 to 2000. Former Executive Vice
Dover, DE 19901	President, University of Massachusetts Systems from 1993 to 1995.
Trustee since June 1997	From 1980 to 1993, Dr. Sessoms was associated with the U.S.
Department of State in various capacities including Deputy Chief of
Mission, U.S. Embassy, Mexico, Minister-Counselor for Political
Affairs, U.S. Embassy, Mexico and counselor for Scientific and
Technological Affairs, U.S. Embassy, Parks, France. From 1974 to
1981, Dr. Sessoms was an Assistant Professor of Physics at Harvard
University. From 1973 to 1975, Dr. Sessoms was a Scientific Associate
at the European Organization of Nuclear Research. He was a post doctoral Research Associate at Brookhaven National Laboratory from
1972 to 1973.
Barbara Hope (45)	Chief Operating Officer at Milestone Capital Management, LLC since
11 Warren Street	2004. From 1998 through August 2003, Ms. Hope held various
Hastings-on-Hudson,	positions at UBS Investment Bank, including Head of U.S. Policy,
New York 10706	Secretary to the U.S. Severence Committee; Employee Relations
Secretary since 2004	Manager.

The Milestone Funds

TRUSTEES AND OFFICERS (Continued)

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS

NON INTERESTED PERSONS (Continued)

Marc H. Pfeffer (41)	Chief Investment Officer at Milestone Capital Management, LLC,
130 Rutter DuBois Lane	since 2004. Associate Director with Bear, Stearns & Co., Inc. from
Irvington, New York 10533	2001-2004. Mr. Pfeffer was previously the Co-Chief Investment Officer,
Chief Financial Officer since 2005	Milestone Capital Management, LP between 1994-2001. From 1986
1994, he was with Goldman Sachs & Co., Inc. during which period he became Vice President.
INTERESTED PERSONS
Janet Tiebout Hanson (53)	Founder and principal owner of Milestone Capital Management, LLC,
810 Old Post Road	the Adviser to the Portfolio. Ms. Hanson founded the Adviser in 1994,
Bedford, New York 10506	and has served in the capacities cited above since inception. Ms.
Trustee since October 1994	Hanson is currently a Managing Director at Lehman Brothers. From
Chairman and President	1991 to 1993, she was Vice President of the Asset Management
October 1994 – April 2004	Division of Goldman, Sachs & Co. Ms. Hanson was with Goldman,
Sachs & Co. from 1977 to 1987, during which period she became Vice
President of Fixed Income Sales and served as Co-Manager of Money
Market Sales in New York.
Jeffrey R. Hanson (48)	Chief Operating Officer and Secretary at Milestone Capital
810 Old Post Road	Management, LLC from 1994 to 2004. Managing Director of the
Bedford, New York 10506	Hanson Consulting Group, Ltd. since 1991.
Chief Legal Officer and Chief
Compliance Officer since 2003

Janet Tiebout Hanson and Jeffrey R. Hanson are interested persons of the Trust as that term is defined in the 1940 Act. Janet Tiebout Hanson and Jeffrey R. Hanson are married.

(This page intentionally left blank.)

The Milestone Funds

Adviser

Milestone Capital Management, LLC

115 East Putnam Avenue

 Greenwich, CT 06830

Administrator

Milestone Capital Management, LLC

115 East Putnam Avenue

 Greenwich, CT 06830

Underwriter / Transfer Agent

ALPs Mutual Fund Services

 1625 Broadway, Suite 2200

 Denver, CO 80202

 800-363-7660

Sub-Administrator / Custodian

The Bank of New York

One Wall Street

New York, NY 10286

Legal Counsel

Kramer, Levin, Naftalis & Frankel

 1177 Avenue of the Americas

 New York, NY 10036

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

 Two World Financial Center

 New York, NY 10281-1434

This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30,is also available, without charge and upon request, by calling The Milestone Funds at (800) 941-MILEor accessing the Funds' Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q.The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov.The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington,DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

Milestone Capital Management, LLC

115 East Putnam Avenue, Greenwich, CT 06830

800-941-MILE

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee:  John D. Gilliam, Karen Cook and Allen Lee Sessoms.  Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2005: $40,750

2004: $30,500

b).  Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:

2005: $0

2004: $0

c). Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2005: $0

2004: $0

d).  All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2005: $0

2004: $0

(e)        Audit Committee Pre-Approval Policies and Procedures.

(i)         Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

            (ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)        The percentage of hours expended on the principal accountant's engagement to audit the Fund's financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant's full-time, permanent employees was not applicable.

(g)        The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the period from December 1, 2004 to November 30, 2005 were $0.

(h)        Not applicable.

Item 5.  Audit Committee of Listed Registrants.

The registrant has separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  The audit committee of the registrant is comprised of:

                        John D. Gilliam

                        Karen Cook

                        Allen Lee Sessoms

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(b)  The Chief Investment Officer and Chief Operating Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)  There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Code of Ethics.

  EXHIBIT A

List of Access Persons Required to Report Under Code of Ethics

The President is Designating the Following Individual as Compliance Officer for Purpose of Reviewing Compliance with the Code of Ethics

Jeffrey Hanson

(b)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Milestone Funds

By: /s/ Marc H. Pfeffer

Marc H. Pfeffer , Chief Investment Officer

Date: January 11 , 200 6

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant: The Milestone Funds

By: /s/ Marc H. Pfeffer

Marc H. Pfeffer , Chief Investment Officer

Date: January 11 , 200 6

By:   /s/ Barbara Hope

Barbara Hope , Chief Operating Officer

Date: January 11, 2006